Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	2.77
Maximum Aggregate Offering Price	$ 69,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,563.42
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share ("Common Stock"), of Plug Power Inc. (the "Registrant"), which become issuable under the Plug Power Inc. 2021 Stock Option and Incentive Plan, as amended (the "2021 Plan"), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. This Registration Statement registers 25,000,000 additional shares of Common Stock newly authorized for issuance under the 2021 Plan. Shares available for issuance under the 2021 Plan were previously registered on Registration Statements on Form S-8, filed with the Securities and Exchange Commission on March 6, 2026 (File No. 333-294091), August 29, 2023 (File No. 333-274250), September 20, 2022 (File No. 333-267508) and August 13, 2021 (File No. 333-258797). The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and is based on the average of the high and low sales prices of the Registrant's common stock reported on the Nasdaq Capital Market on June 12, 2026, which date was within five business days prior to the filing of this Registration Statement.